                              INVESTMENT PORTFOLIO

                          JUNE 30, 1997 (IN THOUSANDS)


COMMON STOCKS- 92.2%                                                  COUNTRY        SHARES         VALUE
-------------------------------------------------------------------------------------------------------
CONSTRUCTION - 1.8%
  BUILDING CONSTRUCTION - 1.1%
  Empresas ICA Sociedad Controladora S.A. de C.V.                        Mx             4        $   64
  Maeda Corp.                                                            Ja            18           101
                                                                                                 ------
                                                                                                    165
                                                                                                 ------

  HEAVY CONSTRUCTION-NON BUILDING CONSTRUCTION - 0.7%
  Stork N.V.                                                             Ne             3           110
                                                                                                 ------
-------------------------------------------------------------------------------------------------------

FINANCE, INSURANCE & REAL ESTATE - 24.9%
  DEPOSITORY INSTITUTIONS - 10.6%
  Australia & New Zealand Banking Group Ltd.                             Au            17           127
  Banco de Bilbao                                                        Sp             3           256
  Bayer Hypotheken - Und Wechsel - Bank AG                               G              5           161
  Corporacion Bancaria de Espana SA                                      Sp             8           422
  Den Danske Bank                                                        De             1            78
  Lloyds Bank PLC                                                        UK            19           193
  The Bank of Tokyo Mitsubishi                                           Ja            11           221
  Westpac Banking Corp.                                                  Au            35           207
                                                                                                 ------
                                                                                                  1,665
                                                                                                 ------

  HOLDING COMPANIES - 1.6%
  Skandia Forsakrings AB                                                 Sz             7           258
                                                                                                 ------

  INSURANCE CARRIERS - 4.0%
  Assicurazioni Generali SPA                                             It             4            66
  International Nederlanden Groep                                        Ne             9           403
  Union des Assurances Federales                                         Fr             1           165
                                                                                                 ------
                                                                                                    634
                                                                                                 ------

  INVESTMENT COMPANIES - 5.4%
  Brazil Fund, Inc. (a)                                                                 7           217
  Chile Fund, Inc. (a)                                                                  4           112
  Korea Fund, Inc. (a)(b)                                                              12           171
  Thai Fund (a)                                                                        10           155
  The Malaysia Fund, Inc. (a)(b)                                                       12           184
                                                                                                 ------
                                                                                                    839
                                                                                                 ------

  NONDEPOSITORY CREDIT INSTITUTIONS - 1.2%
  Orient Corp.                                                           Ja            47           191
                                                                                                 ------


                       Investment Portfolio/June 30, 1997
-------------------------------------------------------------------------------------------------------
  REAL ESTATE - 2.1%
  Cheung Kong (Holdings) Ltd.                                            HK            12         $ 118
  New World Development Co. Ltd.                                         HK            35           209
                                                                                                 ------
                                                                                                    327
                                                                                                 ------
-------------------------------------------------------------------------------------------------------
MANUFACTURING - 36.1%
  CHEMICALS & ALLIED PRODUCTS - 13.2%
  BASF AG                                                                G              6           222
  Bayer AG                                                               G              2            77
  Christian Dior SA                                                      Fr             1           214
  DSM NV                                                                 Ne             2           159
  Hoechst AG                                                             G             12           487
  Imperial Chemical Industries PLC                                       UK            11           153
  Medeva PLC                                                             UK            43           184
  Roche Holding AG                                                       Sz            (c)          226
  Sanofi SA                                                              Fr             4           343
                                                                                                 ------
                                                                                                  2,065
                                                                                                 ------

  ELECTRONIC & ELECTRICAL EQUIPMENT - 5.2%
  Matsushita Electric Industrial Co.                                     Ja            10           202
  Philips Electronics NV                                                 Ne             5           329
  Telefonaktiebolaget LM Ericsson, Class B                               Sw             7           288
                                                                                                 ------
                                                                                                    819
                                                                                                 ------

  FOOD & KINDRED PRODUCTS - 3.5%
  Fraser & Neave Ltd.                                                    Si            14           100
  Nestle AG                                                              Sz            (c)          198
  Unilever NV                                                            Ne             1           253
                                                                                                 ------
                                                                                                    551
                                                                                                 ------

  MACHINERY & COMPUTER EQUIPMENT - 2.8%
  Hitachi Ltd.                                                           Ja            18           201
  Komatsu Ltd.                                                           Ja            19           154
  Mannesmann AG                                                          G             (c)           89
                                                                                                 ------
                                                                                                    444
                                                                                                 ------
  MEASURING & ANALYZING INSTRUMENTS - 2.6%
  Fuji Photo Film Co. Ltd.                                               Ja            10           402
                                                                                                 ------

  PETROLEUM REFINING - 1.6%
  British Petroleum Ltd.                                                 UK            20           249
                                                                                                 ------

  PRIMARY METAL - 1.9%
  ALFA SA de C.V. Class A                                                Mx            44           302
                                                                                                 ------

  PRINTING & PUBLISHING - 0.2%
  Moore Corp. Ltd.                                                       Ca             2            37
                                                                                                 ------


                       Investment Portfolio/June 30, 1997
----------------------------------------------------------------------------------------------------
COMMON STOCKS - CONT.                                              COUNTRY      SHARE         VALUE
----------------------------------------------------------------------------------------------------
MANUFACTURING - CONT.
  RUBBER & PLASTIC - 0.1%
  Fila Holding SPA ADR                                                It             1       $    23
                                                                                             -------

  STONE, CLAY, GLASS & CONCRETE - 1.2%
  Holderbank Financiere Glarus AG                                     Sz            (c)          189
                                                                                             -------

  TOBACCO PRODUCTS - 2.1%
  B.A.T. Industries PLC                                               UK            33           295
  Imperial Tobacco Group PLC                                          UK             6            37
                                                                                             -------
                                                                                                 332
                                                                                             -------

  TRANSPORTATION EQUIPMENT - 1.7%
  Toyota Motor Corp.                                                  Ja             6           177
  Volvo AB                                                            Sw             3            89
                                                                                             -------
                                                                                                 266
                                                                                             -------
----------------------------------------------------------------------------------------------------
MINING & ENERGY - 2.8%
  Oil & Gas Extraction - 2.8%
  Brascan Ltd. Class A                                                Ca             9           233
  Pioneer International Ltd.                                          Au            54           208
                                                                                             -------
                                                                                                 441
                                                                                             -------
----------------------------------------------------------------------------------------------------
RETAIL TRADE - 3.2%
  Food Stores - 1.6%
  Tesco PLC                                                           UK            40           246
                                                                                             -------

  MISCELLANEOUS RETAIL - 1.6%
  Imasco Ltd.                                                         Ca             9           255
                                                                                             -------


SERVICES - 3.1%
  HEALTH SERVICES - 3.1%
  Astra AB, Class B                                                   Sw            10           170
  Novartis                                                            Sz            (c)          319
                                                                                             -------
                                                                                                 489
                                                                                             -------
----------------------------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATION, ELECTRIC,
GAS & SANITARY SERVICES - 18.8%
  AIR TRANSPORTATION - 1.2%
  Lufthansa AG                                                        G             10           192
                                                                                              -------

  COMMUNICATIONS - 9.8%
  British Telecommunications PLC                                      UK            32           238
  Nippon Telegraph & Telephone Corp.                                  Ja            (c)          326
  Nokia AB                                                            Fi             4           302
  Stet Societa' Finanziaria Telefonica SPA                            It            23           134
  Tele Danmark A/S ADR                                                De             3            81



                       Investment Portfolio/June 30, 1997
------------------------------------------------------------------------------------------
  Telecom Italia SPA                                        It           106       $   341
  Telefonica de Argentina SA  ADR                           Ar             3           104
                                                                                   -------
                                                                                     1,526
                                                                                   -------

  ELECTRIC SERVICES - 3.1%
  China Light & Power Co. Ltd.                              HK            19           108
  Hong Kong Electric Holdings Ltd.                          HK            25           101
  Union Electrica Fenosa SA                                 Sp            31           278
                                                                                   -------
                                                                                       487
                                                                                   -------

  GAS SERVICES - 0.8%
  Hong Kong & China Gas Co. Ltd.                            HK            60           121
                                                                                   -------

  MOTOR FREIGHT & WAREHOUSING - 1.4%
  Seino Transportation                                      Ja            20           216
                                                                                   -------

  SANITARY SERVICES - 2.5%
  Anglian Water PLC                                         UK            19           206
  United Utilities PLC                                      UK            17           187
                                                                                   -------
                                                                                       393
                                                                                   -------
------------------------------------------------------------------------------------------
WHOLESALE TRADE - 1.5%
  Durable Goods - 0.6%
  CSR Ltd.                                                  Au            25            95
                                                                                   -------

  NONDURABLE GOODS - 0.9%
  Koninklijke KNP BT NV                                     Ne             6           137
                                                                                   -------

  TOTAL COMMON STOCKS (cost of $12,135)                                             14,466
                                                                                   -------

  WARRANTS (b) - 0.0%
------------------------------------------------------------------------------------------
  GAS SERVICES
  Hong Kong & China Gas Co. Ltd.
  (expires 09/30/97)
  (cost rounds to less than one)                            HK             4             5
                                                                                   -------

TOTAL INVESTMENTS - 92.2% (cost of $12,135)(d)                                      14,471
                                                                                   -------

SHORT-TERM OBLIGATIONS - 6.9%                                            PAR
------------------------------------------------------------------------------------------
  Federal Home Loan Mortgage Corp.,
                        6.000% (e) 7/1/1997                           $1,078         1,078
                                                                                   -------
OTHER ASSETS & LIABILITIES, NET - 0.9%                                                 147
------------------------------------------------------------------------------------------

NET ASSETS - 100%                                                                  $15,696
                                                                                   -------


                       Investment Portfolio/June 30, 1997

NOTES TO INVESTMENT PORTFOLIO:

(a) These securities are subject to the risks of the various countries in which the issuer is investing. (See Notes to Financial Statements: Note 3 - Other.)
(b)  Non-income producing.
(c)  Rounds to less than one.
(d)  Cost for federal income tax purposes is the same.
(e)  Rate represents yield at date of purchase.

Summary of Securities
  by Country                     Country            Value            % of Total
--------------------------------------------------------------------------------
Japan                              Ja             $ 2,191               15.1%
United Kingdom                     UK               1,988               13.7%
Netherland                         Ne               1,391                9.6%
Germany                            G                1,228                8.5%
Switzerland                        Sz               1,190                8.2%
Spain                              Sp                 956                6.6%
Other                                                 839                5.8%
France                             Fr                 722                5.0%
Hong Kong                          HK                 662                4.6%
Australia                          Au                 637                4.4%
Italy                              It                 564                3.9%
Sweden                             Sw                 547                3.8%
Canada                             Ca                 525                3.6%
Mexico                             Mx                 366                2.5%
Finland                            Fi                 302                2.1%
Denmark                            De                 159                1.1%
Argentina                          Ar                 104                0.8%
Singapore                          Si                 100                0.7%
                                                  -------              -----
                                                  $14,471              100.0%
                                                  -------              -----


Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.


         Acronym                                       Name
         -------                                       ----
           ADR                                American Depository Receipt






See notes to financial statements.

                       STATEMENT OF ASSETS & LIABILITIES

                                 JUNE 30, 1997
           (in thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $12,135)                                      $14,471
Short-term obligations                                                     1,078
                                                                         -------
                                                                          15,549
Cash held in foreign banks (cost $14)                      $14
Receivable for:
 Dividends                                                  51
 Foreign tax reclaims                                       25
 Expense reimbursement due from Adviser                     21
Deferred organization expenses                              40               151
                                                           ---           -------
  Total Assets                                                            15,700


LIABILITIES
Accrued other                                                4
                                                           ---
  Total Liabilities                                                            4
                                                                         =======
NET ASSETS                                                               $15,696


Net asset value & redemption price per share -
Class A ($15,108/1,290)                                                  $ 11.71
                                                                         =======
Maximum offering price per share - Class A
($11.71/0.9425)                                                          $ 12.42 (a)
                                                                         =======
Net asset value & offering price per share -
Class B ($294/25)                                                        $ 11.66 (b)
                                                                         =======
Net asset value & redemption price per share -
Class D ($294/25)                                                        $ 11.66 (b)
                                                                         =======
Maximum offering price per share - Class D
($11.66/0.9900)                                                          $ 11.78
                                                                         =======

COMPOSITION OF NET ASSETS
Capital paid in                                                          $13,183
Undistributed net investment income                                          112
Accumulated net realized gain                                                 66
Net unrealized appreciation (depreciation) on:
 Investments                                                               2,336
 Foreign currency transactions                                                (1)
                                                                         -------
                                                                         $15,696
                                                                         =======


(a) On sales of $50,000 or more the offering price is reduced.
(b) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.


See notes to financial statements.

                            STATEMENT OF OPERATIONS

                        FOR THE YEAR ENDED JUNE 30, 1997

(in thousands)
INVESTMENT INCOME
Dividends                                                                 $  347
Interest                                                                      66
                                                                          ------
   Total investment income (net of nonrebatable foreign
   taxes withheld at source which amounted to $46)                           413


EXPENSES
Management fee                                                 $  149
Service fee                                                        39
Distribution fee - Class B                                          2
Distribution fee - Class D                                          2
Transfer agent                                                     40
Bookkeeping fee                                                    27
Registration fee                                                   35
Custodian fee                                                      17
Audit fee                                                          17
Trustee fee                                                         7
Reports to shareholders                                             3
Legal fee                                                           2
Amortization of deferred organization expenses                     10
Other                                                               3
                                                               ------
                                                                  353
Fees waived by the Adviser                                        (74)       279
                                                               ------     ------
   Net Investment Income                                                     134
                                                                          ------


NET REALIZED & UNREALIZED GAIN (LOSS) ON PORTFOLIO POSITIONS
Net realized gain on:
Investments                                                       152
Foreign currency transactions                                       9
                                                               ------
 Net Realized Gain                                                           161
Net unrealized appreciation (depreciation) during
 the period on:
 Investments                                                    1,959
 Foreign currency transactions                                     (1)
  Net Unrealized Gain                                                      1,958
                                                                          ------
   Net Gain                                                                2,119

Net Increase in Net Assets from Operations                                $2,253
                                                                          ======



See notes to financial statements.

                       STATEMENT OF CHANGES IN NET ASSETS

                                                           Year           Period
                                                           ended           ended
(in thousands)                                            June 30         June 30
                                                         --------        ----------
INCREASE (DECREASE) IN NET ASSETS                          1997            1996(a)
Operations:
Net investment income                                    $   134         $    82
Net realized gain (loss)                                     161             (29)
Net unrealized appreciation                                1,958             500
                                                         -------         -------
 Net Increase from Operations                              2,253             553
Distributions:
From net investment income-Class A                           (80)             --
From net realized gains-Class A                             (122)             --
From net realized gains-Class B                               (2)             --
From net realized gains-Class D                               (2)             --
                                                         -------         -------
                                                           2,047              --
                                                         -------         -------
Fund Share Transactions:
Value of distributions reinvested - Class A                  202              --
Cost of shares repurchased - Class A                      (2,000)             --
                                                         -------         -------
                                                          (1,798)             --
                                                         -------         -------
Value of distributions reinvested - Class B                    2              --
                                                         -------         -------
Value of distributions reinvested - Class D                    2              --
                                                         -------         -------
 Net Decrease from Fund Share
  Transactions                                            (1,794)             --
                                                         -------         -------
  Total Increase                                             253             553
NET ASSETS
Beginning of period                                       15,443          14,890
End of period (including undistributed
 net investment income of $112 and $39 respectively)     $15,696         $15,443
                                                         =======         =======


NUMBER OF FUND SHARES
Issued for distributions reinvested - Class A                 19              --
Repurchased - Class A                                       (179)             --
                                                         -------         -------
                                                            (160)             --
                                                         -------         -------
Issued for distributions reinvested - Class B                 (b)             --
                                                         -------         -------
Issued for distributions reinvested - Class D                 (b)             --
                                                         -------         -------


(a) The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(b) Rounds to less than one.



See notes to financial statements.

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1997

NOTE 1. ACCOUNTING POLICIES
--------------------------------------------------------------------------------
ORGANIZATION: Colonial International Equity Fund (the Fund), a series of Colonial Trust VI, is a diversified portfolio of a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund's investment objective is to seek total return through a combination of long-term growth of capital and income by investing primarily in equity securities of companies outside the United States. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class D. Class A shares are sold with a front-end sales charge and Class B shares are subject to an annual distribution fee and contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class D shares are subject to a reduced front- end sales charge, a contingent deferred sales charge on redemptions made within one year after purchase, and a continuing distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS: Equity securities are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions which cannot be valued as set forth above are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS: All income, expenses (other than the Class B and Class D distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Per share data was calculated using the average shares outstanding during the period. In addition, Class B and Class D net investment income per share data reflects the distribution fee applicable to Class B and Class D shares only.

Class B and Class D ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the distribution fees applicable to Class B and Class D shares only.

FEDERAL INCOME TAXES: Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM: Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis. Premium and market discount are not amortized or accreted.

DEFERRED ORGANIZATION EXPENSES: The Fund incurred expenses of $53,332 in connection with its organization, initial registration with the Securities and Exchange Commission and with various states, and the initial public offering of its shares. These expenses were deferred and are being amortized on a straight-line basis over five years.

DISTRIBUTIONS TO SHAREHOLDERS: Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

FOREIGN CURRENCY TRANSACTIONS: Net realized and unrealized gains (losses) on foreign currency transactions includes gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

                   Notes to Financial Statements/June 30, 1997

--------------------------------------------------------------------------------
NOTE 1. ACCOUNTING POLICIES - CONT.
--------------------------------------------------------------------------------
The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

FORWARD CURRENCY CONTRACTS: The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains (losses) which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

OTHER: Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES
--------------------------------------------------------------------------------
MANAGEMENT FEE: Colonial Management Associates, Inc. (the Adviser) is the investment Adviser of the Fund and furnishes accounting and other services and office facilities for a monthly fee equal to 0.95% annually of the Fund's average net assets.

BOOKKEEPING FEE: The Adviser provides bookkeeping and pricing services for $27,000 per year plus 0.035% of the Fund's average net assets over $50 million.

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 2. FEES AND COMPENSATION PAID TO AFFILIATES - CONT.
--------------------------------------------------------------------------------
TRANSFER AGENT: Colonial Investors Service Center, Inc. (the Transfer Agent), an affiliate of the Adviser, provides shareholder services for a monthly fee equal to 0.25% annually of the Fund's average net assets and receives reimbursement for certain out of pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES: Colonial Investment Services, Inc. (the Distributor), an affiliate of the Adviser, is the Fund's principal underwriter. For the year ended June 30, 1997, the Fund has been advised that the Distributor retained no net underwriting discounts on sales of the Fund's Class A shares and received no contingent deferred sales charges on Class B and Class D share redemptions.

The Fund has adopted a 12b-1 plan which requires it to pay the Distributor a service fee equal to 0.25% annually of the Fund's net assets, as of the 20th of each month. The plan also requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B shares and Class D shares, only.

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

EXPENSE LIMITS: The Adviser has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service fees, distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 1.50% annually of the Fund's average net assets. each month which were issued

OTHER: The Fund pays no compensation to its officers, all of whom are employees of the Adviser.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

NOTE 3. PORTFOLIO INFORMATION
--------------------------------------------------------------------------------
INVESTMENT ACTIVITY: During the year ended June 30, 1997, purchases and sales of investments, other than short-term obligations, were $5,762,443 and $7,907,073, respectively.

Unrealized appreciation (depreciation) at June 30, 1997, based on cost of investments for both financial statement and federal income tax purposes was:


          Gross unrealized appreciation                            $ 3,045,013
          Gross unrealized depreciation                               (708,978)
                                                                   -----------
               Net unrealized appreciation                         $ 2,336,035
                                                                   ===========

                   Notes to Financial Statements/June 30, 1997
--------------------------------------------------------------------------------
NOTE 3. PORTFOLIO INFORMATION - CONT.
--------------------------------------------------------------------------------
OTHER: There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

NOTE 4. OTHER RELATED PARTY TRANSACTIONS
--------------------------------------------------------------------------------
At June 30, 1997, Colonial Management Associates, Inc., owned 100% of the Fund's shares outstanding.

NOTE 5. OTHER OPERATIONAL AND CAPITAL ACTIVITY
--------------------------------------------------------------------------------
For the period March 25, 1996 through March 31, 1996, the Fund had net investment income of $12,879 and unrealized depreciation of $122,953. The following is a summary of capital activity from March 25, 1996 through March 31, 1996.


                                                                       Shares
Receipts for shares sold - Class A                  $14,500,000      1,450,000
Receipts for shares sold - Class B                  $   250,000         25,000
Receipts for shares sold - Class D                  $   250,000         25,000


                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                 Year ended June 30
                                                     -------------------------------------------
                                                                         1997
                                                     Class A            Class B          Class D
                                                     -------            -------          -------
Net asset value -
   Beginning of period                               $10.300            $10.280          $10.280
                                                     =======            =======           ======
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                           0.093              0.014            0.014
Net realized and
  unrealized gain (b)                                  1.456              1.450            1.450
                                                     -------            -------          -------
   Total from Investment
      Operations                                       1.549              1.464            1.464
                                                     -------            -------          -------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                            (0.055)                --               --
From net realized gains                               (0.084)            (0.084)          (0.084)
                                                     -------            -------          -------
Total Distributions
  Declared to Shareholders                            (0.139)            (0.084)          (0.084)
                                                     -------            -------          -------
Net asset value -
   End of period                                     $11.710            $11.660          $11.660
                                                     =======            =======           ======
Total return (c)(d)                                    15.20%             14.34%           14.34%
                                                     =======            =======           ======

RATIOS TO AVERAGE NET ASSETS
Expenses (e)                                            1.75%              2.50%           2.50%
Fees and expenses waived
  or borne by the Adviser (e)                           0.47%              0.47%           0.47%
Net investment income (e)                               0.88%              0.13%           0.13%
Portfolio turnover                                        40%                40%             40%
Average commission rate                              $0.0238            $0.0238          $0.0238
Net assets at end
  of period (000)                                    $15,108            $   294          $   294


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                                     $ 0.049            $ 0.049          $ 0.049

(b)  Per share data was calculated using average shares outstanding during the period.
(c)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(d)  If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
(e)  The benefits derived from custody credits and directed brokerage arrangements had no impact.

                              FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                        Period ended June 30
                                            ----------------------------------------------
                                                               1996(c)
                                            Class A            Class B             Class D
                                            -------            -------             -------

Net asset value -
   Beginning of period                      $ 9.930            $ 9.930             $ 9.930
                                            -------            -------             -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (a)(b)                  0.055              0.035               0.035
Net realized and
   unrealized gain (b)                        0.315              0.315               0.315
                                            -------            -------             -------
   Total from Investment
      Operations                              0.370              0.350               0.350
                                            -------            -------             -------
Net asset value -
   End of period                            $10.300            $10.280             $10.280
                                            =======            =======             =======

Total return (d)(e)(f)                         3.73%              3.52%               3.52%
                                            =======            =======             =======

RATIOS TO AVERAGE NET ASSETS
Expenses (g)(h)                                1.75%              2.50%               2.50%
Fees and expenses waived
  or borne by the Adviser (g)(h)               0.22%              0.22%               0.22%
Net investment
   income (g)(h)                               2.17%              1.42%               1.42%
Portfolio turnover (f)                            4%                 4%                  4%
Average commission rate                     $0.0126            $0.0126             $0.0126
Net assets at end
  of period (000)                           $14,929            $   257             $   257


(a)  Net of fees and expenses waived or borne by the Adviser which amounted to:
                                            $ 0.006            $ 0.006             $ 0.006

(b)  Per share data was calculated using average shares outstanding during the period.
(c)  The Fund commenced investment operations on March 25, 1996. The activity shown is from the effective date of registration (March 31, 1996) with the Securities and Exchange Commission.
(d)  Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)  If the Adviser had not waived or reimbursed a portion of expenses, total return would have been reduced.
(f)  Not annualized.
(g)  Annualized.
(h)  The benefits derived from custody credits and directed brokerage arrangements had no impact.



                        REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF COLONIAL TRUST VI AND THE SHAREHOLDER OF COLONIAL
   INTERNATIONAL EQUITY FUND

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Colonial International Equity Fund (the "Fund") (a series of Colonial Trust VI) at June 30, 1997, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of portfolio positions at June 30, 1997 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.





PRICE WATERHOUSE LLP
Boston, Massachusetts
August 12, 1997